Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
15.
SHARE-BASED COMPENSATION

Compensation expenses recognized for share-based compensation granted by the Company were as follows:

	For the Years Ended December 31,
	2023	2024	2025
	USD	USD	USD
Cost of revenues	—	548,762	27,932
Selling and marketing expenses	—	1,767,234	255,325
Research and development expenses	—	2,308,520	353,116
General and administrative expenses	7,456,800	2,406,330	20,305,851
Total	7,456,800	7,030,846	20,942,224
(a)
2023 Share Incentive Plan

In June 2023, the Company adopted the 2023 Share Incentive Plan (the “2023 Plan”), under which the Company reserves 150,000,000 shares to motivate directors and employees of the Group. Shares granted to an employee under the 2023 Plan are generally subject to only service condition.

On August 15, 2023, the Company granted 150,000,000 unvested shares to its directors, executive officers and certain employees under the 2023 Plan. All the unvested shares vested immediately on the date of grant. Based on the fair value per share at grant date, the Company recognized US$7.5 million of share-based compensation expense related to these shares in August 2023.

The fair value of ordinary shares as at grant date is US$0.05 per share. In determining the fair value of ordinary shares, the Company applied the income approach based on its discounted future cash flow using its best estimate as at the grant date. The major assumptions used in calculating include discount rate, comparable companies, discount for lack of marketability and revenue growth rates.

Effective as of March 9, 2026, the Company terminated the 2023 Plan and ceased making awards thereunder. All awards previously granted under the 2023 Plan remain outstanding and continue to be governed by its terms and applicable award agreements.

(b)
2023 Share Incentive Plan II

On December 23, 2024, the Company adopted the 2023 Share Incentive Plan II (the “2023 Plan II”), under which the Company reserves 445,198,950 shares to motivate directors, employees and non-employees. Pursuant to the 2023 Plan II, restricted shares units were granted to its directors, certain employees and non-employee consultants of the Group as approved by the administrator appointed by the board of directors. Shares granted under the 2023 Plan II are generally subject to only service condition but with multiple vesting schedules.

The fair value of each restricted share units granted is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.

The following table summarizes activities of the Company’s restricted shares units granted under the 2023 Plan II:

	Number of ADS Outstanding	Weighted Average Grant Date Fair Value (Per ADS)
		USD
Unvested as of December 31, 2023	—	—
Granted	4,299,891	2.04
Vested	(3,084,129)	2.04
Unvested as of December 31, 2024	1,215,762	2.04
Granted	4,387,992	1.26
Vested	(4,325,402)	1.36
Forfeited	(113,785)	2.04
Unvested as of December 31, 2025	1,164,567	1.62

For the years ended December 31, 2023, 2024 and 2025, total share-based compensation expenses recognized for the restricted shares units granted under the 2023 Plan II were nil, US$7,030,846 and US$6,183,880, respectively.

As of December 31, 2024 and 2025, there were US$2,480,154 and US$1,886,411 of unrecognized share-based compensation expenses related to the restricted share units granted under the 2023 Plan II. Such unrecognized expenses are expected to be recognized over a weighted-average period of 0.96 years and 1.26 years as of December 31, 2024 and 2025, respectively.

Effective as of March 9, 2026, the Company terminated the 2023 Plan II and ceased making awards thereunder. All awards previously granted under the 2023 Plan II remain outstanding and continue to be governed by its terms and applicable award agreements.

(c)
2025 Share Incentive Plan

On April 18, 2025, the Company adopted the 2025 Share Incentive Plan (the “2025 Plan”), under which the Company reserved 445,198,950 shares to motivate officers. Shares granted to officers under the 2025 Plan are generally subject to only service condition.

The fair value of each restricted share units granted is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.

The following table summarizes activities of the Company’s restricted shares units granted under the 2025 Plan:

	Number of ADS Outstanding	Weighted Average Grant Date Fair Value (Per ADS)
		USD
Unvested as of December 31, 2024	—	—
Granted	11,129,973	1.33
Vested	(11,129,973)	1.33
Unvested as of December 31, 2025	—	—

For the years ended December 31, 2025, total share-based compensation expenses recognized for the restricted shares units granted under the 2025 Plan were US$14,758,344. As of December 31, 2025, there were nil of unrecognized share-based compensation expenses related to the restricted share units granted under the 2025 Plan.

Effective as of March 9, 2026, the Company terminated the 2025 Plan and ceased making awards thereunder. All awards previously granted under the 2025 Plan remain outstanding and continue to be governed by its terms and applicable award agreements.